Share Capital (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of Warrants [Table Text Block]
At June 30, 2021, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price	Number outstanding	Expiration
August 2017	5	$42.00	37,500	August 11, 2022
August 2017	5	$42.00	11,876	August 16, 2022
August 2017	5	$42.00	25,625	August 22, 2022
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	262,000	March 23, 2023
April 2020	5	$0.92	847,000	April 30, 2025
May 2021	5	$1.375	224,000	May 27, 2026
			1,519,564